As filed with the Securities and Exchange Commission on February 26, 2010

Securities Act File No. 333-148826

Investment Company Act File No. 811-22175

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post Effective Amendment No. 15	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 17	☒

(Check appropriate box or boxes)

ALPS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

1290 Broadway

Suite 1100

Denver, Colorado 80203

(Address of Principal Executive Offices)

(303) 623-2577

Registrant’s Telephone Number

Tané T. Tyler, Esq.

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, Colorado 80203

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)

☒	On March 26, 2010 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 11 to its Registration Statement until March 26, 2010. Parts A, B and C of Registrant’s Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No.13 under the Investment Company Act of 1940, filed on November 18, 2009, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on the 26th day of February, 2010.

ALPS ETF TRUST

By:	/S/ THOMAS A. CARTER
Thomas A. Carter
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/S/ MARY K. ANSTINE Mary K. Anstine*	Trustee	February 26, 2010

/S/ JEREMY W. DEEMS Jeremy W. Deems*	Trustee	February 26, 2010

/S/ RICK A. PEDERSON Rick A. Pederson*	Trustee	February 26, 2010

/S/ THOMAS A. CARTER Thomas A. Carter	Trustee and President	February 26, 2010

/S/ KIMBERLY R. STORMS Kimberly R. Storms	Treasurer	February 26, 2010

*	Signature affixed by Tané T. Tyler pursuant to a power of attorney dated December 8, 2008.